Accrued Expenses	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses

Note 8 - Accrued Expenses

Accrued expenses as of December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Accrued legal	$99,000	$103,000
Accrued directors’ compensation	30,000	52,000
Accrued royalty	18,000	14,000
Accrued credits issued to customers	-	10,000
Accrued management bonus	19,000	-
Accrued accounting	6,000	1,000
Accrued interest	17,000	12,000
Accrued other	51,000	45,000
	$240,000	$237,000